Acquisition of Biostrand (Tables) - Biostrand BV	12 Months Ended
Apr. 30, 2026
Disclosure of detailed information about business combination [line items]
Summary of Allocated Purchase Price	The Company has allocated the purchase price as follows:

(in thousands)	$
Cash	4,985
Common shares of the Company	29,126
Fair value of consideration	34,111

Cash	36
Amounts receivable	80
Unbilled revenue	8
Equipment and right-of-use assets	247
Intellectual property (not deductible for tax purposes)	28,459
Proprietary processes (not deductible for tax purposes)	391
Goodwill (not deductible for tax purposes)	12,658
Accounts payable and accrued liabilities assumed	(342)
Deferred revenue	9
Leases	(223)
Deferred income tax liability	(7,212)
34,111

Summary of Changes in Value of Subsequent Payments	The changes in the value of the subsequent payments during the years ended April 30, 2026, 2025 and 2024 are as follows:

(in thousands)	$
Balance, April 30, 2024	285
Foreign exchange	19
Accretion	10
Balance, April 30, 2025	314
Foreign exchange	(2)
Deferred acquisition payments	(312)
Accretion	—
Balance, April 30, 2026	—